Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Other Liabilities Current Abstract
Employees and related expenses	$ 668,479	$ 941,487
Provision for warranty	15,000	15,000
Accrued expenses	$ 131,924	$ 230,742
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Current liabilities from related parties	Current liabilities from related parties
Current maturities of operating leases	$ 203,096	$ 164,395
Government authorities	63,818	180,869
Other Liabilities, Current	$ 1,082,317	$ 1,532,493